Transactions with Related Parties	12 Months Ended
Dec. 31, 2015
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.      Transactions with Related Parties

(a)      Paragon Shipping Inc.: As of December 31, 2014, Paragon had 11.0% interest in Box Ships Inc. In addition, in 2011, Paragon granted the Company an unsecured loan. In March 2013, the Company agreed to amend the terms of the unsecured loan agreement with Paragon Shipping. In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs - related party in the consolidated statements of comprehensive income / (loss). Interest charged on the loan during 2013 amounted to $439,326. The loan was fully repaid in 2013.

(b)      Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. The term of the lease, which commenced in June 2011, was 1 year, and has been renewed annually. Rent expense under this lease for the years ended December 31, 2013, 2014 and 2015 amounted to $21,268, $24,924 and $20,709, respectively, and is included in General and administrative expenses - related party in the statements of comprehensive income / (loss). The remaining rental commitment, as of December 31, 2015, amounts to $8,460.

(c)      Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, is the sole shareholder and Managing Director of Allseas. Effective January 2, 2015, the Company and Allseas mutually agreed to terminate a portion of the services provided by Allseas under the terms of the original management agreements, which were taken over by Seacommercial Shipping Services S.A., on substantially similar terms, as discussed further below. The management agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least 30 days advance written notice of termination is given by either party. In addition, the management agreements may be terminated by either party for cause, as set forth in the management agreements, on at least 30 days advance written notice. The management agreements, as amended, provide for the following:

(i) Management Fees - A fixed monthly technical management fee, adjusted annually on June 1 in accordance with the official Eurozone inflation rate, of €643.77, €646.99 and €648.93 per vessel per day, (or $701, $704 and $706 per vessel, per day, respectively, using an exchange rate of $1.0887:€1.00, the $/€ exchange rate as of December 31, 2015, according to Bloomberg) was payable by the Company to Allseas during 2013, 2014 and 2015, respectively.

(ii) Pre-Delivery Services - A lump sum fee of $15,000 was payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(iii) Superintendent Fees - A fee of €500 per day (or $544 per day using an exchange rate of $1.0887:€1.00, the $/€ exchange rate as of December 31, 2015, according to Bloomberg) was payable to Allseas for each day in excess of 5 days per calendar year for which a superintendent performed on-site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for the Company's operating expenses is included in Due from related parties in the consolidated balance sheets.

B. Administrative Services Agreement: The Company entered into an administrative services agreement with Allseas on April 19, 2011. The agreement shall continue for as long as Allseas remains in the premises of 15 Karamanli Ave. in Voula, Greece as tenant, or under any other capacity. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company's offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our Board of Directors. Pursuant to the amended and restated Executive Services Agreement, dated May 19, 2015, the agreement shall remain in full force and effect unless terminated in accordance with the provisions of the agreement. Under the terms of the agreement, the agreement may not be amended or otherwise modified without the written consent of both parties. The Company's obligations under the agreement will cease immediately and Allseas will not be entitled to any further payments of any kind in the event Allseas engagement is terminated by the Company for Cause (as defined in the agreement) or by Allseas other than for Good Reason (as defined in the agreement). In the event Allseas engagement is terminated by the Company without Cause or by Allseas for Good Reason (as such terms are defined in the agreement) or as a result of a Change of Control (as defined in the agreement), Allseas will be entitled to receive (i) its annual fee payable under the agreement through the Termination Date (as defined in the agreement); (ii) a compensation equal to three years annual executive services fee; and (iii) 3,000,000 fully vested shares of the Company's common stock issued cash free on the date of termination. In addition, either party has the option to terminate the agreement within six months following a Change of Control (as defined in the agreement). Effective from January 1, 2013, the executive services fee amounted to $2,200,000 per annum, payable in twelve monthly instalments. The executive services fee shall be reviewed annually or occasionally by the Company's Board of Directors. For the years ended December 31, 2013, 2014 and 2015, the Company's Board of Directors granted an incentive compensation to Allseas for executive services amounting to $813,000, $739,560 and $543,150, respectively.

D. Accounting Agreement: On September 12, 2012, the Company entered into an accounting agreement with Allseas, effective from September 1, 2012, pursuant to which Allseas provides financial, accounting and financial reporting services. Pursuant to the amended and restated accounting agreement, dated May 19, 2015, the agreement shall remain in full force and effect, unless terminated in accordance with the provisions of the agreement. The Company's obligations under the agreement will immediately cease, and Allseas will not be entitled to any further payments of any kind in the event Allseas engagement is terminated by the Company for Cause (as defined in the agreement) or by Allseas other than for Good Reason (as defined in the agreement). In the event Allseas engagement is terminated by the Company without Cause or by Allseas for Good Reason (as such terms are defined in the agreement) or as a result of a Change of Control (as defined in the agreement), Allseas will be entitled to receive (i) its fee through the Termination Date (as defined in the agreement); and (ii) a compensation equal to three years annual financial accounting services fee and financial reporting fee. In addition, either party may terminate the agreement within six months following a Change of Control (as defined in the agreement). In connection with the provision of financial and accounting services under the agreement, Allseas is entitled to a financial and accounting services fee amounting to €250,000 per annum (or $272,175 per annum using an exchange rate of $1.0887:€1.00, the $/€ exchange rate as of December 31, 2015, according to Bloomberg), payable quarterly in arrears. In connection with the provision of the financial reporting services under the agreement, Allseas is entitled to a financial reporting fee of $30,000 per vessel per annum, payable quarterly in arrears. The financial and accounting services fee and the financial reporting fee shall be reviewed annually by the Company's Board of Directors.

E. Compensation Agreement: On September 12, 2012, as further amended and restated on January 2, 2015, the Company entered into a compensation agreement with Allseas, whereby in the event that Allseas is involuntarily terminated as the manager of its fleet without cause (including the termination by Allseas of the management agreements for cause), it shall compensate Allseas with an amount equal to the sum of (i) three years of the most recent management fees, based on the fleet at the time of termination, and (ii) €3,000,000 (or $3,266,100 using an exchange rate of $1.0887:€1.00, the $/€ exchange rate as of December 31, 2015, according to Bloomberg).

The following amounts charged by Allseas are included in the consolidated statements of comprehensive income / (loss):

	2013	2014	2015
A - Charter hire commissions	$931,611	$685,148	$-
A - Management fees	$2,782,926	$2,829,632	$2,375,054
A - Superintendent fees (included in Vessels operating expenses - related party)	$943,977	$972,852	$479,463
A - Superintendent fees (included in Dry-docking expenses - related party)	$41,094	$95,342	$122,171
B - Administrative fees (included in General and administrative expenses - related party)	$36,181	$35,520	$30,985
C - Executive services fees (included in General and administrative expenses - related party)	$3,013,000	$2,939,560	$2,743,150
D - Financial, accounting and financial reporting services fee (included in General and administrative expenses - related party)	$602,662	$596,350	$545,162

As of December 31, 2014 and 2015, the amounts due from Allseas were $3,427,398 and $3,322,946, respectively.

(d)      Seacommercial Shipping Services S.A. ("Seacommercial" or "Broker"): On January 2, 2015, the Company entered into a Sale & Purchase ("S&P") and Charter Brokerage Services Agreement with Seacommercial, a Liberian company, pursuant to agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, is the sole shareholder and Managing Director of Seacommercial. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least 30 days advance written notice of termination is given by either party. In addition, the agreements may be terminated by either party for cause, as set forth in the agreements, on at least 30 days advance written notice. The agreements provide for the following:

(i) Charter Hire Commissions - The Company pays Seacommercial 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels.

(ii) Vessel Commissions - A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Seacommercial.

In addition, on January 2, 2015, the Company entered into a Compensation Agreement with Seacommercial, whereby in the event that Seacommercial is involuntarily terminated as the broker of its fleet (including the termination by Seacommercial of the agreements for cause), it shall compensate Seacommercial with an amount equal to the sum of three years of charter brokerage commissions, based on the fleet at the time of termination, on the condition that Seacommercial will not receive this termination fee in the event that the Company terminates its agreements with Seacommercial for cause.

Charter hire commissions charged by Seacommercial for the year ended December 31, 2015 amounted to $597,759 and are separately reflected in Commissions - related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2015, the amount due to Seacommercial was $46,402 and is included in Due to related parties in the consolidated balance sheet.

(e)      Crewcare Inc.:

A. Manning Agency Agreements: Each ship-owning company has a manning agency agreement with Crewcare Inc. ("Crewcare"), a company beneficially owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and $120 per seaman one-time recruitment fee. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the years ended December 31, 2013, 2014 and 2015, amounted to $192,971, $196,321 and $252,446, respectively, and are included in Vessels operating expenses - related party in the consolidated statements of comprehensive income / (loss). As of December 31, 2014 and 2015, the amounts due to Crewcare Inc. were $42,489 and $397,537, respectively, and are included in Due to related parties in the consolidated balance sheets.

B. Cadetship Program Agreements: Each ship-owning company has a cadetship program agreement with Crewcare, pursuant to which Crewcare, at its own cost, is responsible for recruiting and training cadets to be assigned to the vessels. These services are being provided in exchange for a lump sum fee of $5,000 per cadet employed on board the vessel for his one year training. The agreement has an initial term of one year with the option to renew for one more year by mutual agreement, unless, at least 30 days advance notice of termination is given by either party. The expenses incurred for the years ended December 31, 2013, 2014 and 2015, amounted to $15,000, $165,000 and $170,000, and are included in Vessels operating expenses - related party in the consolidated statements of comprehensive income / (loss).

(f)      Proplous Navigation S.A. ("Proplous"): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer for the acquisition of Box Marlin. Certain costs of $34,458 were paid by the Company and were refunded by Proplous in 2014.